Accounts receivable, net - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, net
Balance at beginning of the year	¥ 4,396	¥ 369	¥ 4,780
Additions	2,775	1,152	6,110
(Charge-off)/Charge-off reversal	(64)	2,875	(10,521)
Balance at end of the year	¥ 7,107	¥ 4,396	¥ 369